Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	180,580,200
Proposed Maximum Offering Price per Unit | $ / shares	6.56
Maximum Aggregate Offering Price	$ 1,184,606,112
Fee Rate	0.01381%
Amount of Registration Fee	$ 163,594.11
Offering Note

(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant’s Registration Statement on Form S-3ASR (Registration No. 333-279080) (the “Registration Statement”) being paid herewith.